Restrictions and parent company financial information (Tables)	12 Months Ended
Dec. 31, 2024
Restrictions And Parent Company Financial Information
Schedule of cash and cash equivalents and payable

The following tables for Bohong and Dongguan Changrong set forth our cash and cash equivalents and payable as of December 31, 2024:

As of
December 31, 2024
Current assets
Cash and cash equivalents	$11,200

Current liabilities
Other payables	$(2,496)
Net	$8,704